Quarterly Information (unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]

In millions, except per share amounts	First	Second	Third	Fourth
2012
Total revenues	$1,244	$1,409	$1,435	$1,642
Gross margin	298	357	358	332
Operating income (loss)	49	101	89	(7)
Income (loss) from continuing operations (attributable to NCR)	38	67	58	(23)
Income (loss) from discontinued operations, net of tax	(9)	13	(1)	3
Net income (loss) attributable to NCR	$29	$80	$57	$(20)
Income (loss) per share attributable to NCR common stockholders:
Income (loss) per common share from continuing operations
Basic	$0.24	$0.42	$0.36	$(0.14)
Diluted	$0.23	$0.41	$0.35	$(0.14)
Net income (loss) per common share:
Basic	$0.18	$0.50	$0.36	$(0.12)
Diluted	$0.18	$0.49	$0.35	$(0.12)

2011
Total revenues	$1,058	$1,272	$1,360	$1,601
Gross margin	219	279	299	385
Operating income (loss)	20	62	28	102
Income (loss) from continuing operations (attributable to NCR)	19	45	23	59
Income (loss) from discontinued operations, net of tax	(6)	(12)	(7)	(68)
Net income (loss) attributable to NCR	$13	$33	$16	$(9)
Income (loss) per share attributable to NCR common stockholders:
Income (loss) per common share from continuing operations
Basic	$0.12	$0.29	$0.15	$0.37
Diluted	$0.12	$0.28	$0.14	$0.37
Net income (loss) per common share:
Basic	$0.08	$0.21	$0.10	$(0.06)
Diluted	$0.08	$0.21	$0.10	$(0.06)